Schedule of investments

Delaware Tax-Free New Jersey Fund March 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.55%
Corporate Revenue Bonds - 5.19%
Cape May County Industrial Pollution Control Financing
Authority Revenue
(Atlantic City Electric Company) Series A 6.80% 3/1/21
(NATL)	1,350,000	$1,415,435
New Jersey Tobacco Settlement Financing Corporation
(Subordinate) Series B 5.00% 6/1/46	500,000	481,945
		1,897,380
Education Revenue Bonds - 13.25%
New Jersey Educational Facilities Authority Revenue
(Montclair State University)
Series A 5.00% 7/1/39	1,000,000	1,084,600
Series D 5.00% 7/1/36	1,000,000	1,109,080
(Princeton University) Series I 5.00% 7/1/32	1,000,000	1,239,320
(Ramapo College) Series A 5.00% 7/1/35 (AGM)	1,000,000	1,204,580
(Stevens Institute of Technology) Series A 4.00%
7/1/50	225,000	212,364
		4,849,944
Electric Revenue Bonds - 1.01%
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	180,000	131,400
Series TT 5.00% 7/1/32 ‡	335,000	237,850
		369,250
Healthcare Revenue Bonds - 5.53%
New Jersey Health Care Facilities Financing Authority
Revenue
(Hackensack Meridian Health Obligated Group) 5.00%
7/1/35	1,000,000	1,213,620
(Valley Health System Obligated Group) 4.00% 7/1/44	750,000	809,167
		2,022,787
Housing Revenue Bonds - 2.98%
New Jersey Housing & Mortgage Finance Agency
(Single Family Housing) Series D 4.00% 4/1/25 (AMT)	1,000,000	1,090,200
		1,090,200
Lease Revenue Bonds - 13.94%
Garden State Preservation Trust
Series A 5.75% 11/1/28 (AGM)	1,000,000	1,249,340
Hudson County Improvement Authority Revenue
(Hudson County Lease Project) 5.375% 10/1/24 (AGM)	1,000,000	1,179,000
Mercer County Improvement Authority Revenue
(Courthouse Annex Project) 5.00% 9/1/40	1,000,000	1,166,370
New Jersey Economic Development Authority
(Transit Transportation Project) Series A 4.00% 11/1/44	1,000,000	974,900

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Schedule of investments

Delaware Tax-Free New Jersey Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey State Transportation Trust Fund Authority
Revenue
(Transportation System) Series A 5.00% 12/15/23	500,000	$530,785
		5,100,395
Local General Obligation Bonds - 16.33%
Bayonne
(School Refunding Bonds) 5.00% 7/1/39 (BAM)	500,000	576,455
Belleville Board of Education
4.00% 9/1/37 (BAM)	1,000,000	1,076,980
Ewing Township Board of Education
4.00% 7/15/36	1,000,000	1,139,400
Hudson
(Energy Savings Obligation) 4.00% 6/15/38	1,370,000	1,555,196
Livingston Township School District
5.00% 7/15/37	1,000,000	1,160,110
Township of Montclair
(Parking Utility Refunding Bonds) Series A 5.00%
1/1/37	415,000	468,506
		5,976,647
Resource Recovery Revenue Bonds - 0.61%
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41
(AMT) #	250,000	222,250
		222,250
Special Tax Revenue Bonds - 23.34%
Bergen County Improvement Authority Revenue
(Guaranteed Governmental Pooled Loan) Series B
5.00% 2/15/39	1,000,000	1,133,350
Burlington County Bridge Commission
(Governmental Loan Program)
4.00% 8/1/35	465,000	539,442
4.00% 8/1/36	480,000	555,101
Camden County, New Jersey Improvement Authority
Revenue
(County Capital Program) Series A 5.00% 1/15/40	1,000,000	1,146,350
Essex County, New Jersey Improvement Authority
Revenue
5.50% 10/1/27 (NATL)	1,000,000	1,304,220
Gloucester County Improvement Authority Revenue
(Rowan University Project) 5.00% 7/1/44	750,000	909,053

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Hudson County Improvement Authority Revenue
(Guttenberg General Obligation Bond Project) 5.00%
8/1/42	500,000	$574,350
Monmouth County Improvement Authority Revenue
5.00% 1/15/29	190,000	195,582
Series A 4.00% 8/1/38	250,000	292,493
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,310,000	1,236,850
Series A-1 5.00% 7/1/58	360,000	350,982
Series A-2 4.329% 7/1/40	115,000	105,925
Virgin Islands Public Finance Authority
(Matching Fund Loan Note)
5.00% 10/1/29	100,000	96,959
Series A 4.00% 10/1/22	100,000	98,147
		8,538,804
State General Obligation Bonds - 1.78%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/24 ‡	75,000	51,187
Series A 5.25% 7/1/34 ‡	60,000	39,750
Series B 5.00% 7/1/35 ‡	50,000	34,125
(General Obligation) Series A 8.00% 7/1/35 ‡	250,000	150,625
(Public Improvement)
Series A 5.00% 7/1/41 ‡	120,000	73,200
Series A 5.375% 7/1/33 ‡	120,000	81,750
Series B 5.75% 7/1/38 ‡	175,000	117,250
Series C 6.00% 7/1/39 ‡	155,000	105,400
		653,287
Transportation Revenue Bonds - 14.59%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey)
5.00% 7/1/33	500,000	615,250
5.00% 7/1/34	250,000	306,803
Series A 5.00% 7/1/44	250,000	308,377
Delaware River Port Authority Revenue
5.00% 1/1/30	1,000,000	1,126,590
New Jersey Turnpike Authority Revenue
Series A 5.00% 1/1/48	500,000	594,655
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	375,000	363,540
Port Authority of New York & New Jersey
5.00% 10/15/41	500,000	567,060

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Schedule of investments

Delaware Tax-Free New Jersey Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port Corporation
(Subordinated Marine Terminal) Series B 5.00% 1/1/48
(AMT)	535,000	$554,099
South Jersey Transportation Authority Revenue
Series A 5.00% 11/1/33 (AGM)	725,000	903,031
		5,339,405
Total Municipal Bonds (cost $34,315,932)		36,060,349

Total Value of Securities – 98.55%
(cost $34,315,932)		36,060,349
Receivables and Other Assets Net of Liabilities – 1.45%		529,573
Net Assets Applicable to 2,905,568 Shares Outstanding – 100.00%		$36,589,922

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2020, the aggregate value of Rule 144A securities was $222,250, which represents
0.61% of the Fund’s net assets.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

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